Segment Reporting - Schedule of Evaluates Segmental Performance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	€ 31,559	€ 110,013	€ 107,384
Total revenue	31,559	110,013	107,384
Depreciation and amortization	(10,588)	(6,699)	(4,850)
Operating result (EBIT)	(56,694)	(8,609)	(44,525)
Financial income	60,788	24	190
Financial costs	(59,542)	(88,883)	(13,887)
Profit before tax	(55,447)	(97,467)	(58,221)
Income tax expenses	(257)	491	(3,141)
Profit for the year	55,190	97,958	55,081
Europe [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	29,104	104,390	102,413
Inter-segment revenues	9,868	3,026	1,152
Total revenue	38,973	107,416	103,565
Earnings before interest, taxes, depreciation and amortization (EBITDA)	(35,717)	(183)	(33,560)
Depreciation and amortization	(10,371)	(6,555)	(4,773)
Operating result (EBIT)	(46,088)	(6,737)	(38,333)
Financial income	69,646	(294)	190
Financial costs	(54,656)	(74,894)	(11,095)
Financial result	14,990	(75,188)	(10,906)
Profit before tax	(31,099)	(81,926)	(49,239)
Income tax expenses	599	(322)	3,141
Profit for the year	(30,499)	(82,247)	(46,099)
North America [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	2,454	5,623	4,971
Inter-segment revenues
Total revenue	2,454	5,623	4,971
Earnings before interest, taxes, depreciation and amortization (EBITDA)	(5,540)	(2,520)	(6,296)
Depreciation and amortization	(217)	(144)	(77)
Operating result (EBIT)	(5,757)	(2,664)	(6,373)
Financial income	128	318
Financial costs	(18,637)	(13,989)	(2,791)
Financial result	(18,509)	(13,670)	(2,791)
Profit before tax	(24,267)	(16,334)	(9,164)
Income tax expenses	(2)	(3)
Profit for the year	(24,269)	(16,337)	(9,164)
Total reportable segments [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	31,559	110,013	107,384
Inter-segment revenues	9,868	3,026	1,152
Total revenue	41,427	113,039	108,536
Earnings before interest, taxes, depreciation and amortization (EBITDA)	(41,257)	(2,703)	(39,856)
Depreciation and amortization	(10,588)	(6,699)	(4,850)
Operating result (EBIT)	(51,846)	(9,402)	(44,707)
Financial income	69,773	24	190
Financial costs	(73,293)	(88,883)	(13,886)
Financial result	(3,520)	(88,858)	(13,697)
Profit before tax	(55,365)	(98,260)	(58,403)
Income tax expenses	597	(324)	3,141
Profit for the year	(54,768)	(98,584)	(55,263)
Eliminations [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues
Inter-segment revenues	(9,868)	(3,026)	(1,152)
Total revenue	(9,868)	(3,026)	(1,152)
Earnings before interest, taxes, depreciation and amortization (EBITDA)	(4,848)	793	182
Depreciation and amortization
Operating result (EBIT)	(4,848)	793	182
Financial income	(8,985)
Financial costs	13,751
Financial result	4,766
Profit before tax	(82)	793	182
Income tax expenses	(340)	(167)
Profit for the year	(422)	626	182
Total Group [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	31,559	110,013	107,384
Inter-segment revenues
Total revenue	31,559	110,013	107,384
Earnings before interest, taxes, depreciation and amortization (EBITDA)	(46,106)	(1,910)	(39,674)
Depreciation and amortization	(10,588)	(6,699)	(4,850)
Operating result (EBIT)	(56,694)	(8,609)	(44,525)
Financial income	60,788	24	190
Financial costs	(59,542)	(88,883)	(13,886)
Financial result	1,246	(88,858)	(13,697)
Profit before tax	(55,447)	(97,467)	(58,221)
Income tax expenses	257	(491)	3,141
Profit for the year	€ (55,190)	€ (97,958)	€ (55,081)